FVM - Movements of level 3 instruments - Liabilities (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January	[1]	SFr 246,150
Transfers into Level 3		1,800
Transfers out of Level 3		(3,200)
Balance as of 31 December	[1]	212,323		SFr 246,150
Level 3 liabilities		15,700		15,100
Negative replacement values
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		4,000		3,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		200		600
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		500
Purchases		0		0
Sales		0		0
Issuances		700		1,500
Settlements		(1,400)		(2,100)
Transfers into Level 3		500		1,200
Transfers out of Level 3		(1,300)		(600)
Foreign currency translation		100		0
Balance as of 31 December		2,800	[2]	4,000
Negative replacement values | Credit derivative contracts
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		1,500		1,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		500
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		600
Purchases		0		0
Sales		0		0
Issuances		100		200
Settlements		(400)		(700)
Transfers into Level 3		200		300
Transfers out of Level 3		(800)		(100)
Foreign currency translation		0		0
Balance as of 31 December		600	[2]	1,500
Negative replacement values | Equity / index contracts
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		1,900		1,400
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		300		300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		100
Purchases		0		0
Sales		0		0
Issuances		600		1,000
Settlements		(600)		(800)
Transfers into Level 3		200		200
Transfers out of Level 3		(500)		(300)
Foreign currency translation		0		0
Balance as of 31 December		1,900	[2]	1,900
Negative replacement values | Other
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		600		600
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		(200)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		0		0
Sales		0		0
Issuances		0		300
Settlements		(400)		(600)
Transfers into Level 3		100		700
Transfers out of Level 3		(100)		(200)
Foreign currency translation		0		0
Balance as of 31 December		300	[2]	600
Financial liabilities designated at fair value
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		11,000		10,700
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		1,400		1,000
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		900		600
Purchases		0		0
Sales		0		0
Issuances		6,700		5,000
Settlements		(5,700)		(3,500)
Transfers into Level 3		1,300		900
Transfers out of Level 3		(1,800)		(2,900)
Foreign currency translation		(100)		(100)
Balance as of 31 December		12,800	[2]	11,000
Financial liabilities designated at fair value | Issued debt instruments
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		9,700		9,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		1,400		900
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		900		600
Purchases		0		0
Sales		0		0
Issuances		5,200		4,100
Settlements		(4,900)		(2,500)
Transfers into Level 3		1,200		800
Transfers out of Level 3		(1,600)		(2,900)
Foreign currency translation		(100)		(100)
Balance as of 31 December		10,900	[2]	9,700
Financial liabilities designated at fair value | Over-the-counter debt instruments
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		1,100		800
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		1,500		800
Settlements		(700)		(600)
Transfers into Level 3		100		100
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance as of 31 December		1,900	[2]	1,100
Financial liabilities designated at fair value | Structured repurchase agreements
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		300		600
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		0		100
Settlements		(100)		(400)
Transfers into Level 3		0		0
Transfers out of Level 3		(200)		0
Foreign currency translation		0		0
Balance as of 31 December		0	[2]	300
UBS AG
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January	[1]	246,152
Transfers into Level 3		1,800
Transfers out of Level 3		(3,200)
Balance as of 31 December	[1]	212,324		246,152
Level 3 liabilities		15,700		15,100
UBS AG | Negative replacement values
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		4,000		3,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		200		600
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		500
Purchases		0		0
Sales		0		0
Issuances		700		1,500
Settlements		(1,400)		(2,100)
Transfers into Level 3		500		1,200
Transfers out of Level 3		(1,300)		(600)
Foreign currency translation		100		0
Balance as of 31 December		2,800	[2]	4,000
UBS AG | Negative replacement values | Credit derivative contracts
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		1,500		1,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		500
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(200)		600
Purchases		0		0
Sales		0		0
Issuances		100		200
Settlements		(400)		(700)
Transfers into Level 3		200		300
Transfers out of Level 3		(800)		(100)
Foreign currency translation		0		0
Balance as of 31 December		600	[2]	1,500
UBS AG | Negative replacement values | Equity / index contracts
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		1,900		1,400
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		300		300
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		100
Purchases		0		0
Sales		0		0
Issuances		600		1,000
Settlements		(600)		(800)
Transfers into Level 3		200		200
Transfers out of Level 3		(500)		(300)
Foreign currency translation		0		0
Balance as of 31 December		1,900	[2]	1,900
UBS AG | Negative replacement values | Other
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		600		600
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		(200)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		0		0
Sales		0		0
Issuances		0		300
Settlements		(400)		(600)
Transfers into Level 3		100		700
Transfers out of Level 3		(100)		(200)
Foreign currency translation		0		0
Balance as of 31 December		300	[2]	600
UBS AG | Financial liabilities designated at fair value
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		11,000		10,700
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		1,400		1,000
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		900		600
Purchases		0		0
Sales		0		0
Issuances		6,700		5,000
Settlements		(5,700)		(3,500)
Transfers into Level 3		1,300		900
Transfers out of Level 3		(1,800)		(2,900)
Foreign currency translation		(100)		(100)
Balance as of 31 December		12,800	[2]	11,000
UBS AG | Financial liabilities designated at fair value | Issued debt instruments
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		9,700		9,300
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		1,400		900
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		900		600
Purchases		0		0
Sales		0		0
Issuances		5,200		4,100
Settlements		(4,900)		(2,500)
Transfers into Level 3		1,200		800
Transfers out of Level 3		(1,600)		(2,900)
Foreign currency translation		(100)		(100)
Balance as of 31 December		10,900	[2]	9,700
UBS AG | Financial liabilities designated at fair value | Over-the-counter debt instruments
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		1,100		800
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		100
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		1,500		800
Settlements		(700)		(600)
Transfers into Level 3		100		100
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance as of 31 December		1,900	[2]	1,100
UBS AG | Financial liabilities designated at fair value | Structured repurchase agreements
Reconciliation Of Changes In Level 3 Instruments [Line Items]
Balance as of 1 January		300		600
Total gains / losses included in comprehensive income - Net interest income, net trading income and other income		0		0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		0		100
Settlements		(100)		(400)
Transfers into Level 3		0		0
Transfers out of Level 3		(200)		0
Foreign currency translation		0		0
Balance as of 31 December		SFr 0	[2]	SFr 300

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented

[2]
Total Level 3 assets as of 31 December 2017 were CHF 5.5 billion (31 December 2016: CHF 6.9 billion). Total Level 3 liabilities as of 31 December 2017 were CHF 15.7 billion (31 December 2016: CHF 15.1 billion).